Statements of Operations (USD $)	7 Months Ended	12 Months Ended
	May 31, 2013	May 31, 2013
Income Statement [Abstract]
Sales, net	$ 0	$ 0
Gross income	0	0
Expenses:
Computer and internet	50	50
Professional fees	5,130	5,130
Other	5,321	5,321
Total Expenses	10,501	10,501
Net loss before other income and expenses	(10,501)	(10,501)
Other income and (expenses)
Interest expense	0	0
Provision for income taxes	0	0
Total Other Income and (Expenses)	0	0
Net loss	$ (10,501)	$ (10,501)
Basic and diluted loss per share	$ 0.00	$ 0.00
Basic and diluted weighted average number of shares outstanding	7,172,662	7,172,662